UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Prime Cash Reserves Portfolio 2011 Annual Report	15

Schedule of investments

August 31, 2011

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.5%
Bank Notes — 1.6%
Bank of America N.A.	0.370%	9/9/11	$123,500,000	$123,500,000
JPMorgan Chase Bank N.A.	0.280%	5/18/12	200,000,000	200,000,000	(a)
Total Bank Notes				323,500,000
Certificates of Deposit — 32.6%
Bank of Montreal	0.309%	10/26/11	125,000,000	125,000,000	(a)
Bank of Montreal	0.315%	11/23/11	48,000,000	47,999,452	(a)
Bank of Montreal Chicago	0.070%	9/2/11	100,000,000	100,000,000
Bank of Montreal Chicago	0.250%	11/22/11	150,000,000	150,000,000
Bank of Nova Scotia	0.300%	2/10/12	232,750,000	232,750,000
Bank of Nova Scotia	0.286%	5/7/12	200,000,000	200,000,000	(a)
Bank of Nova Scotia	0.450%	6/11/12	25,000,000	25,037,130	(a)
Bank of Tokyo Mitsubishi	0.250%	10/11/11	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.310%	12/22/11	250,000,000	250,000,000
Barclays Bank PLC	0.660%	11/18/11	30,000,000	30,000,000	(a)
Barclays Bank PLC	0.672%	1/19/12	49,250,000	49,250,000	(a)
Barclays Bank PLC	0.420%	3/12/12	240,000,000	240,000,000
BNP Paribas NY Branch	0.557%	11/15/11	225,000,000	225,000,000	(a)
BNP Paribas NY Branch	0.370%	12/15/11	150,000,000	150,000,000
Canadian Imperial Bank	0.310%	2/17/12	132,250,000	132,250,000	(a)
Canadian Imperial Bank	0.450%	7/17/12	67,250,000	67,337,291	(a)
Credit Agricole Corporate and Investment Bank	0.665%	10/7/11	75,000,000	75,000,000	(a)
Credit Suisse NY	0.319%	2/7/12	150,000,000	150,000,000	(a)
Credit Suisse NY	0.296%	3/30/12	125,000,000	125,000,000	(a)
Deutsche Bank AG NY	0.330%	1/11/12	359,500,000	359,500,000
Deutsche Bank AG NY	0.548%	2/21/12	60,000,000	60,000,000	(a)
DnB NOR Bank ASA NY	0.300%	10/6/11	163,750,000	163,749,999
Lloyds TSB Bank PLC	0.470%	9/15/11	100,000,000	100,000,388
Nordea Bank Finland NY	0.474%	2/1/12	84,070,000	84,138,769	(a)
Nordea Bank Finland NY	0.507%	2/3/12	155,000,000	155,147,473	(a)
Nordea Bank Finland PLC	0.290%	1/9/12	97,000,000	97,000,000
Royal Bank of Canada	0.280%	9/12/11	100,000,000	100,000,000	(a)
Royal Bank of Canada	0.350%	2/21/12	100,000,000	100,000,000
Royal Bank of Canada	0.256%	7/9/12	285,000,000	285,000,000	(a)
Royal Bank of Scotland	0.490%	1/20/12	220,000,000	220,000,000
Societe Generale NY	0.753%	1/30/12	124,500,000	124,500,000	(a)
Societe Generale NY	0.672%	5/9/12	225,000,000	225,000,000	(a)
Sumitomo Mitsui Banking Corp.	0.130%	9/1/11	150,000,000	150,000,000

See Notes to Financial Statements.

16	Prime Cash Reserves Portfolio 2011 Annual Report

Schedule of investments (cont’d)

August 31, 2011

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Sumitomo Mitsui Banking Corp.	0.260%	10/12/11	$225,000,000	$225,000,000
Svenska Handelsbanken AB	0.340%	9/22/11	100,000,000	100,000,582
Svenska Handelsbanken AB	0.380%	2/3/12	223,000,000	223,000,000
Toronto Dominion Bank NY	0.291%	10/28/11	170,000,000	170,000,000	(a)
Toronto Dominion Bank NY	0.287%	1/12/12	130,000,000	130,000,000	(a)
Toronto Dominion Bank NY	0.221%	5/4/12	225,000,000	225,000,000	(a)
UBS AG Stamford Branch	0.300%	1/13/12	97,000,000	97,000,000
UBS AG Stamford CT	0.310%	11/18/11	240,000,000	240,000,000
UBS AG Stamford CT	0.426%	4/5/12	150,000,000	150,000,000	(a)
Westpac Banking Corp.	0.280%	11/8/11	200,000,000	200,000,000	(a)
Total Certificates of Deposit				6,458,661,084
Certificates of Deposit (Euro) — 2.2%
ANZ National International Ltd.	0.310%	10/18/11	100,000,000	100,000,000
HSBC Bank PLC	0.350%	2/13/12	245,000,000	245,005,605
ING Bank	0.600%	10/20/11	100,000,000	100,001,355
Total Certificates of Deposit (Euro)				445,006,960
Commercial Paper — 27.1%
ANZ National International Ltd.	0.343%	10/11/11	113,000,000	113,000,000	(a)(b)
ASB Finance Ltd.	0.350%	5/16/12	50,000,000	49,982,172	(b)
Barclays U.S. Funding LLC	0.100%	9/1/11	90,368,000	90,368,000	(c)
Barclays U.S. Funding LLC	0.350%	11/21/11	150,000,000	149,881,875	(c)
BHP Billiton Finance USA Ltd.	0.150%	10/11/11	87,500,000	87,485,417	(c)
BNZ International Funding Ltd.	0.371%	1/19/12	100,000,000	99,856,111	(b)(c)
BNZ International Funding Ltd.	0.461%	2/17/12	50,000,000	49,892,028	(c)
BNZ International Funding Ltd.	0.461%	2/21/12	50,000,000	49,889,472	(c)
BNZ International Funding Ltd.	0.461%	2/21/12	50,000,000	49,889,472	(c)
BP Capital Markets PLC	0.315%	10/11/11	72,125,000	72,099,756	(b)(c)
Caisse D’Amortissement de la Dette Sociale	0.341%	9/19/11	180,000,000	179,969,400	(b)(c)
Caisse D’Amortissement de la Dette Sociale	0.295%	11/25/11	75,000,000	74,947,760	(b)(c)
Caisse D’Amortissement de la Dette Sociale	0.011%	5/25/12	200,000,000	199,983,829	(b)(c)
Canadian Imperial Bank of Commerce	0.300%	2/10/12	182,750,000	182,503,288	(c)
Commonwealth Bank of Australia	0.100%	9/2/11	44,770,000	44,769,876	(c)
Commonwealth Bank of Australia	0.250%	11/4/11	5,000,000	4,997,778	(b)(c)
Commonwealth Bank of Australia	0.255%	11/4/11	50,000,000	49,977,333	(b)(c)
Commonwealth Bank of Australia	0.300%	12/8/11	150,000,000	150,000,000	(a)(b)
Credit Suisse NY	0.250%	1/11/12	150,000,000	149,862,500	(c)
Credit Suisse NY	0.250%	1/11/12	100,000,000	99,908,333	(c)
DnB NOR Bank ASA	0.346%	10/28/11	70,000,000	70,000,000	(a)(b)

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2011 Annual Report	17

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
DnB NOR Bank ASA	0.291%	4/2/12	$150,000,000	$150,000,000	(a)(b)
General Electric Capital Corp.	0.240%	10/26/11	300,000,000	299,890,000	(c)
General Electric Co.	0.060%	9/2/11	110,000,000	109,999,817	(c)
General Electric Co.	0.060%	9/2/11	50,000,000	49,999,917	(c)
Natexis Banques Populaires U.S.	0.562%	9/23/11	148,875,000	148,824,052	(c)
Natixis U.S. Finance Corp.	0.805%	11/4/11	100,000,000	99,857,778	(c)
Nestle Capital Corp.	0.200%	12/5/11	375,000,000	374,802,084	(b)(c)
Nordea North America Inc.	0.285%	10/28/11	159,000,000	158,928,251	(c)
NRW Bank	0.250%	12/2/11	200,000,000	199,872,222	(b)(c)
NRW Bank	0.240%	12/5/11	210,000,000	209,867,000	(b)(c)
Rabobank USA Finance Corp.	0.356%	9/8/11	257,150,000	257,132,250	(c)
Rabobank USA Finance Corp.	0.270%	11/3/11	125,000,000	124,940,937	(c)
Royal Bank of Scotland	0.310%	11/9/11	100,000,000	99,940,583	(c)
Skandinaviska Enskilda Banken AG	0.481%	10/20/11	75,000,000	74,951,000	(b)(c)
Skandinaviska Enskilda Banken AG	0.406%	12/7/11	150,000,000	149,836,312	(b)(c)
Skandinaviska Enskilda Banken AG	0.401%	12/19/11	98,000,000	97,881,311	(b)(c)
Skandinaviska Enskilda Banken AG	0.431%	1/6/12	165,000,000	164,749,704	(b)(c)
Standard Chartered Bank	0.522%	11/10/11	165,000,000	164,833,167	(b)(c)
Swedbank AB	0.360%	11/21/11	150,000,000	149,878,500	(c)
Swedbank AB	0.360%	11/22/11	150,000,000	149,877,000	(c)
Westpac Banking Corp.	0.361%	2/3/12	125,000,000	124,806,250	(c)
Total Commercial Paper				5,380,132,535
Corporate Bonds & Notes — 4.3%
Commonwealth Bank of Australia	0.402%	6/27/12	50,000,000	50,000,000	(a)(b)
HSBC Bank PLC	0.707%	8/3/12	30,000,000	30,118,256	(a)(b)
ING Bank NV	0.766%	2/2/12	125,000,000	125,000,000	(a)(b)
ING Bank NV	1.046%	3/30/12	65,000,000	65,146,100	(a)(b)
JPMorgan Chase Bank N.A.	0.253%	1/20/12	150,000,000	150,000,000	(a)
MetLife Institutional Funding II	0.397%	9/20/11	37,000,000	37,000,000	(a)(b)
New York Life Global Funding	0.252%	12/1/11	80,000,000	80,000,000	(a)(b)
Rabobank Nederland	0.453%	1/26/12	80,000,000	80,055,426	(a)(b)
Svenska Handelsbanken AB	0.372%	2/10/12	99,700,000	99,700,000	(a)(b)
Westpac Banking Corp.	0.403%	11/28/11	65,000,000	65,000,000	(a)
Westpac Banking Corp.	0.286%	5/7/12	60,000,000	60,000,000	(a)(b)
Total Corporate Bonds & Notes				842,019,782
FDIC Backed Bonds & Notes — 1.1%
Barclays Bank PLC, Senior Notes	1.162%	12/19/11	75,000,000	75,208,611
Royal Bank of Scotland PLC	1.500%	3/30/12	75,000,000	75,493,913	(b)

See Notes to Financial Statements.

18	Prime Cash Reserves Portfolio 2011 Annual Report

Schedule of investments (cont’d)

August 31, 2011

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
FDIC Backed Bonds & Notes — continued
Royal Bank of Scotland PLC, Senior Notes	0.871%	12/2/11	$75,000,000	$75,124,126
Total FDIC Backed Bonds & Notes				225,826,650
Time Deposits — 14.3%
Bank of America Grand Cayman	0.010%	9/1/11	131,243,000	131,243,000
Bank of Nova Scotia	0.070%	9/1/11	175,000,000	175,000,000
Bank of Tokyo Mitsubishi	0.080%	9/1/11	280,000,000	280,000,000
Citibank Nassau	0.110%	9/1/11	250,000,000	250,000,000
DnB NOR Bank ASA	0.090%	9/1/11	230,000,000	230,000,000
Lloyds TSB Bank PLC	0.090%	9/1/11	525,000,000	525,000,000
National Australia Bank Grand Cayman	0.060%	9/1/11	355,000,000	355,000,000
Royal Bank of Canada NY	0.040%	9/1/11	140,000,000	140,000,000
Royal Bank of Scotland Cayman	0.100%	9/1/11	255,000,000	255,000,000
Svenska Handelsbanken Grand Cayman	0.090%	9/1/11	185,000,000	185,000,000
Swedbank Grand Cayman	0.100%	9/1/11	300,000,000	300,000,000
Total Time Deposits				2,826,243,000
U.S. Government Agencies — 3.8%
Federal Home Loan Bank (FHLB)	0.490%	9/21/12	100,000,000	100,000,000
Federal Home Loan Bank (FHLB)	0.280%	2/25/13	148,200,000	148,200,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.080%	1/25/12	175,000,000	174,936,359	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	10/17/11	150,000,000	149,971,250	(c)
Federal National Mortgage Association (FNMA), Notes	0.209%	7/26/12	76,150,000	76,146,602	(a)
Federal National Mortgage Association (FNMA), Notes	0.235%	8/23/12	51,000,000	50,984,857	(a)
Federal National Mortgage Association (FNMA), Notes	0.280%	11/23/12	50,000,000	50,037,241	(a)
Total U.S. Government Agencies				750,276,309
U.S. Treasury Notes — 1.9%
U.S. Treasury Notes	0.625%	6/30/12	372,665,000	373,923,348
Total Investments before Repurchase Agreements (Cost—$17,625,589,668)				17,625,589,668
Repurchase Agreements — 11.6%
Bank of America N.A., tri-party repurchase agreement dated 8/31/11; Proceeds at maturity — $200,000,222; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/16; Market value — $204,000,089)	0.040%	9/1/11	200,000,000	200,000,000

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2011 Annual Report	19

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Barclays Capital Inc., tri-party repurchase agreement dated 8/31/11; Proceeds at maturity — $1,300,001,083; (Fully collateralized by U.S. government obligations, 0.625% due 7/15/14; Market value — $1,326,000,014)	0.030%	9/1/11	$1,300,000,000	$1,300,000,000
Barclays Capital Inc., tri-party repurchase agreement dated 8/31/11; Proceeds at maturity — $200,000,222; (Fully collateralized by U.S. government obligations, 7.250% due 8/15/22; Market value — $204,000,122)	0.040%	9/1/11	200,000,000	200,000,000
RBS Securities Inc. repurchase agreement dated 8/31/11; Proceeds at maturity — $600,001,167; (Fully collateralized by various U.S. government and agency obligations, 0.000% to 2.750% due 11/2/11 to 12/29/20; Market value — $612,001,692)	0.070%	9/1/11	600,000,000	600,000,000
Total Repurchase Agreements (Cost—$2,300,000,000)				2,300,000,000
Total Investments — 100.5% (Cost — $19,925,589,668#)				19,925,589,668
Liabilities in Excess of Other Assets — (0.5)%				(96,992,974)
Total Net Assets — 100.0%				$19,828,596,694

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

20	Prime Cash Reserves Portfolio 2011 Annual Report

Statement of assets and liabilities

August 31, 2011

Assets:
Investments, at value	$17,625,589,668
Repurchase agreements, at value	2,300,000,000
Cash	944
Interest receivable	4,912,685
Total Assets	19,930,503,297

Liabilities:
Payable for securities purchased	100,000,000
Investment management fee payable	1,344,739
Trustees’ fees payable	10,080
Accrued expenses	551,784
Total Liabilities	101,906,603
Total Net Assets	$19,828,596,694

Represented by:
Paid-in capital	$19,828,596,694

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2011 Annual Report	21

Statement of operations

For the Year Ended August 31, 2011

Investment Income:
Interest	$75,346,611

Expenses:
Investment management fee (Note 2)	22,021,318
Fund accounting fees	993,704
Legal fees	413,446
Trustees’ fees	376,101
Custody fees	114,839
Audit and tax	30,200
Miscellaneous expenses	81,471
Total Expenses	24,031,079
Less: Fee waivers and/or expense reimbursements (Notes 2)	(2,009,760)
Net Expenses	22,021,319
Net Investment Income	53,325,292
Net Realized Gain on Investments	3,363,355
Increase in Net Assets from Operations	$56,688,647

See Notes to Financial Statements.

22	Prime Cash Reserves Portfolio 2011 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2011	2010

Operations:
Net investment income	$53,325,292	$41,569,345
Net realized gain	3,363,355	670,630
Increase in Net Assets From Operations	56,688,647	42,239,975

Capital Transactions
Proceeds from contributions	60,443,374,299	38,307,623,463
Value of withdrawals	(57,032,247,066)	(36,710,416,525)
Increase in Net Assets From Capital Transactions	3,411,127,233	1,597,206,938
Increase in Net Assets	3,467,815,880	1,639,446,913

Net Assets:
Beginning of year	16,360,780,814	14,721,333,901
End of year	$19,828,596,694	$16,360,780,814

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2011 Annual Report	23

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31:
	2011	2010	2009	2008	2007

Net assets, end of year (millions)	$19,829	$16,361	$14,721	$19,282	$7,272
Total return[1]	0.25%	0.26%	1.42%	3.87%	5.40%

Ratios to average net assets:
Gross expenses	0.11%	0.10%	0.11%	0.11%	0.11%
Net expenses[3,4,5]	0.10	0.10	0.10	0.10	0.10 [2]
Net investment income	0.24	0.25	1.34	3.52	5.26

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have not changed.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.10%.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

24	Prime Cash Reserves Portfolio 2011 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2011, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Prime Cash Reserves Portfolio 2011 Annual Report	25

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$19,925,589,668	—	$19,925,589,668

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of

26	Prime Cash Reserves Portfolio 2011 Annual Report

Notes to financial statements (cont’d)

accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s uncertain tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2011, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the year ended August 31, 2011, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the year ended August 31, 2011, fees waived and/or expenses reimbursed amounted to $2,009,760.

The manager is permitted to recapture amounts previously waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating

Prime Cash Reserves Portfolio 2011 Annual Report	27

expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended August 31, 2011, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

28	Prime Cash Reserves Portfolio 2011 Annual Report

Notes to financial statements (cont’d)

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to

Prime Cash Reserves Portfolio 2011 Annual Report	29

obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted.

30	Prime Cash Reserves Portfolio 2011 Annual Report

Report of independent registered public

accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Prime Cash Reserves Portfolio, a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Cash Reserves Portfolio as of August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 17, 2011

Prime Cash Reserves Portfolio	31

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Prime Cash Reserves Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018. Information pertaining to the Trustees and officers of the Portfolio is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling 1-877-721-1926 or 1-212-857-8181.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)
A. Benton Cocanougher
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

32	Prime Cash Reserves Portfolio

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	None
Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	None
Rainer Greeven
Year of birth	1936
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Attorney, Rainer Greeven PC (since 1998); President and Director, 62nd Street East Corporation (real estate) (since 2002)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	Avica, Ltd (industrial and real estate holding) (since 2002)
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC (since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)

Prime Cash Reserves Portfolio	33

Independent Trustees cont’d
Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	None
Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	None
Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)

34	Prime Cash Reserves Portfolio

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)
R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	58
Other board memberships held by Trustee during past five years	None
Interested Trustee and Officer:
R. Jay Gerken[3]
Year of birth	1951
Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 159 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management, Inc. (“CFM”) (formerly registered investment advisers) (since 2002); formerly, Chairman, President and CEO, Travelers Investment Adviser Inc. (prior to 2005)
Number of funds in fund complex overseen by Trustee	159
Other board memberships held by Trustee during past five years	Former Trustee, Consulting Group Capital Markets Funds (11 funds) (prior to 2006)

Prime Cash Reserves Portfolio	35

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)
Vanessa A. Williams Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Assistant Vice President and Senior Compliance Officer Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)
Robert I. Frenkel Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

36	Prime Cash Reserves Portfolio

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Thomas C. Mandia Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM and CFM (since 2002)
Kaprel Ozsolak Legg Mason 55 Water Street, New York, NY 10041
Year of birth	1965
Position(s) with Trust	Chief Financial Officer
Term of office[1] and length of time served[2]	Since 2010
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2005); Chief Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010) and Legg Mason & Co. predecessors (prior to 2005); formerly, Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010) and Legg Mason & Co. predecessors (prior to 2005); formerly, Controller of certain mutual funds associated with Legg Mason & Co. predecessors (prior to 2004)
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Gerken is an “interested person” of the Portfolio, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a)	Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2010 and August 31, 2011 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $111,600 in 2010 and $225,200 in 2011.

b)	Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $4,000 in 2010 and $4,000 in 2011. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Master Portfolio Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

c)	Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $22,800 in 2010 and $12,800 in 2011. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d)	All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e)	Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1)	The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2)	For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2010 and 2011; Tax Fees were 100% and 100% for 2010 and 2011; and Other Fees were 100% and 100% for 2010 and 2011.

(f)	N/A

(g)	Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2011.

(h)	Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	October 26, 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer
Master Portfolio Trust

Date:	October 26, 2011